UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Street

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET FUNDS, INC.

WESTERN ASSET INFLATION INDEXED PLUS BOND FUND

FORM N-Q

MARCH 31, 2018

WESTERN ASSET INFLATION INDEXED PLUS BOND FUND

Schedule of investments (unaudited)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 93.8%
U.S. Treasury Bonds, Inflation Indexed	2.000%	1/15/26	33,344,028	$36,831,334
U.S. Treasury Bonds, Inflation Indexed	1.750%	1/15/28	25,828,383	28,411,058
U.S. Treasury Bonds, Inflation Indexed	3.625%	4/15/28	5,976,750	7,666,435
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	18,933,472	22,439,285
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	27,396,181	36,482,803
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	2,408,144	3,042,120
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	8,896,420	11,304,661
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	12,066,450	11,763,439
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	36,798,484	40,960,983
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	4,936,694	4,765,169
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/19	33,850,240	33,829,783
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/20	49,111,616	48,929,257
U.S. Treasury Notes, Inflation Indexed	1.250%	7/15/20	6,819,360	7,002,035
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/22	19,976,516	19,699,023
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/22	39,018,532	38,636,189
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/23	26,846,000	26,406,165
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/24	13,809,900	13,887,409
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/24	2,296,558	2,244,412
U.S. Treasury Notes, Inflation Indexed	0.250%	1/15/25	6,122,025	5,989,125
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	26,016,410	26,022,841

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $421,199,718)				426,313,526

ASSET-BACKED SECURITIES - 0.0%
Bear Stearns Asset-Backed Securities Trust, 2003-ABF1 A (1 mo. USD LIBOR + 0.740%) (Cost - $30,360)	2.361%	1/25/34	32,092	31,358	(a)

CORPORATE BONDS & NOTES - 5.1%
ENERGY - 4.1%
Energy Equipment & Services - 0.1%
Halliburton Co., Senior Bonds	3.800%	11/15/25	500,000	503,064

Oil, Gas & Consumable Fuels - 4.0%
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	500,000	546,685
Anadarko Petroleum Corp., Senior Notes	6.600%	3/15/46	1,650,000	2,081,896
Apache Corp., Senior Notes	2.625%	1/15/23	500,000	478,031
Apache Corp., Senior Notes	5.100%	9/1/40	300,000	308,112
Apache Corp., Senior Notes	4.750%	4/15/43	2,020,000	2,007,484
BP Capital Markets PLC, Senior Bonds	3.119%	5/4/26	500,000	484,473
BP Capital Markets PLC, Senior Notes	3.588%	4/14/27	2,100,000	2,098,283
Devon Energy Corp., Senior Notes	5.850%	12/15/25	2,500,000	2,843,880
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	500,000	490,772
Noble Energy Inc., Senior Notes	3.900%	11/15/24	500,000	500,466
Noble Energy Inc., Senior Notes	5.250%	11/15/43	1,990,000	2,129,492
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	1,000,000	959,726

See Notes to Schedule of Investments.

WESTERN ASSET INFLATION INDEXED PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Bonds	5.375%	2/1/27	800,000	$800,000
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	1,470,000	1,811,446
WPX Energy Inc., Senior Notes	7.500%	8/1/20	580,000	623,500

Total Oil, Gas & Consumable Fuels				18,164,246

TOTAL ENERGY				18,667,310

MATERIALS - 1.0%
Metals & Mining - 1.0%
ArcelorMittal SA, Senior Notes	7.250%	10/15/39	580,000	688,750
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	500,000	546,600
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	500,000	483,580	(b)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	2,380,000	2,496,946
Teck Resources Ltd., Senior Notes	3.750%	2/1/23	430,000	414,929

TOTAL MATERIALS				4,630,805

TOTAL CORPORATE BONDS & NOTES (Cost - $22,883,062)				23,298,115

SOVEREIGN BONDS - 0.2%
Indonesia - 0.2%
Republic of Indonesia, Senior Notes	5.125%	1/15/45	200,000	208,617	(b)
Republic of Indonesia, Senior Notes	4.750%	7/18/47	400,000	397,312	(b)
Republic of Indonesia, Senior Notes	3.500%	1/11/28	210,000	201,431
Republic of Indonesia, Senior Notes	4.350%	1/11/48	230,000	219,646

TOTAL SOVEREIGN BONDS (Cost - $1,081,321)				1,027,006

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $445,194,461)				450,670,005

			SHARES
SHORT-TERM INVESTMENTS - 0.4%
Western Asset Government Cash Management Portfolio LLC (Cost - $1,704,448)	1.590%		1,704,448	1,704,448	(c)

TOTAL INVESTMENTS - 99.5% (Cost - $446,898,909)				452,374,453
Other Assets in Excess of Liabilities - 0.5%				2,342,027

TOTAL NET ASSETS - 100.0%				$454,716,480

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer or a company which is under common ownership or control. At March 31, 2018, the total market value of investments in Affiliated Companies was $1,704,448 and the cost was $1,704,448 (See Note 2).

See Notes to Schedule of Investments.

WESTERN ASSET INFLATION INDEXED PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2018

Abbreviation used in this schedule:

LIBOR	— London Interbank Offered Rate

At March 31, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 10-Year Notes	5	6/18	$599,462	$605,703	$6,241
Contracts to Sell:
Euro-Bund	127	6/18	24,543,592	24,913,665	(370,073)
U.S. Treasury Long-Term Bonds	54	6/18	7,743,052	7,917,750	(174,698)

					(544,771)

Net unrealized depreciation on open futures contracts					$(538,530)

At March 31, 2018, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	270,000	USD	331,408	Barclays Bank PLC	4/19/18	$1,166
USD	245,440	EUR	200,722	Barclays Bank PLC	4/19/18	(1,799)
USD	61,558	EUR	50,000	Citibank N.A.	4/19/18	(30)
USD	36,913	EUR	30,000	Citibank N.A.	4/19/18	(40)
USD	124,644	EUR	100,000	Citibank N.A.	4/19/18	1,468
USD	43,183	EUR	35,000	Citibank N.A.	4/19/18	71

Total						$836

Abbreviations used in this table:

EUR	— Euro
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Inflation Indexed Plus Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
U.S. Treasury Inflation Protected Securities	—	$426,313,526	—	$426,313,526
Asset-Backed Securities	—	31,358	—	31,358
Corporate Bonds & Notes	—	23,298,115	—	23,298,115
Sovereign Bonds	—	1,027,006	—	1,027,006

Total Long-Term Investments	—	450,670,005	—	450,670,005

Short-Term Investments†	—	1,704,448	—	1,704,448

Total Investments	—	$452,374,453	—	$452,374,453

Other Financial Instruments:
Futures Contracts	$6,241	—	—	$6,241
Forward Foreign Currency Contracts	—	2,705	—	2,705

Total Other Financial Instruments	$6,241	$2,705	—	$8,946

Total	$6,241	$452,377,158	—	$452,383,399

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$544,771	—	—	$544,771
Forward Foreign Currency Contracts	—	1,869	—	1,869

Total	$544,771	$1,869	—	$546,640

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset Management Company, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason, Inc. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended March 31, 2018. The following transactions were effected in shares of such companies for the period ended March 31, 2018.

	Affiliate Value at December 31, 2017	Purchased		Sold				Net Increase (Decrease) in Unrealized Appreciation (Depreciation)
		Cost	Shares	Cost	Shares	Realized Gain (Loss)	Interest Income		Affiliate Value at March 31, 2018
Western Asset Government Cash Management Portfolio LLC	$207,989	$28,926,570	28,926,570	$27,430,111	27,430,111	—	$15,831	—	$1,704,448

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications	pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 29, 2018

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 29, 2018